Warrants: (Details Textual) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Class of Warrant or Right [Line Items]
Warrant Issued		2,225,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	9 years 18 days	9 years 8 months 5 days
Preferred Stock Value Decreased		$ 806,428
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Fair Value Of Warrant		2,020,813
Common Stock Value Increased		$ 1,214,385
Common Stock [Member]
Class of Warrant or Right [Line Items]
Warrant Issued		900,000
Common Stock, Par or Stated Value Per Share		$ 0.01
Warrants Not Settleable in Cash [Member]
Class of Warrant or Right [Line Items]
Warrant Issued		2,225,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term		10 years
Fair Value Assumptions, Risk Free Interest Rate		2.70%
Fair Value Assumptions, Expected Dividend Rate		0.00%
Fair Value Assumptions, Expected Term		10 years
Fair Value Assumptions, Expected Volatility Rate		105.50%
Fair Value Of Warrant		2,020,813
Series A Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Warrant Issued		1,325,000
Common Stock, Par or Stated Value Per Share		$ 1.00